SUBSIDIARY GUARANTORS	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUBSIDIARY GUARANTORS
SUBSIDIARY GUARANTORS

NOTE 11—SUBSIDIARY GUARANTORS

        HD Supply, Inc. (the "Debt Issuer" or "HDS") has issued First Priority Notes, Second Priority Notes, October 2012 Senior Notes, and February 2013 Senior Unsecured Notes (collectively the "Notes") guaranteed by certain of its subsidiaries (the "Guarantor Subsidiaries"). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of HDS. The subsidiaries of HDS that do not guarantee the Notes ("Non-guarantor Subsidiaries") are direct or indirect wholly-owned subsidiaries of HDS and primarily include HDS's operations in Canada and a non-operating subsidiary in the United States that previously held an investment of HDS's 2007 Senior Subordinated Notes, which was eliminated in consolidation. During fiscal 2012, the investment in the 2007 Senior Subordinated Notes was contributed to the Debt Issuer in a non-cash transaction. The Debt Issuer retired this portion of the 2007 Senior Subordinated Notes. These transactions had no impact on the consolidated results of operations or financial position.

        In connection with the Notes, HDS determined the need for compliance with Rule 3-10 of SEC Regulation S-X ("Rule 3-10"). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, HDS has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(f) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Three Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$2,136	$122	$(1)	$2,257
Cost of sales	—	1,504	92	—	1,596

Gross Profit	—	632	30	(1)	661
Operating expenses:
Selling, general and administrative	22	407	22	(1)	450
Depreciation and amortization	4	56	1	—	61

Total operating expenses	26	463	23	(1)	511
Operating Income (Loss)	(26)	169	7	—	150
Interest expense	145	73	1	(75)	144
Interest (income)	(75)	—	—	75	—
Net (earnings) loss of equity affiliates	(127)	—	—	127	—
Loss on extinguishment & modification of debt	46	—	—	—	46
Other (income) expense, net	20	—	—	—	20

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(35)	96	6	(127)	(60)
Provision (benefit) for income taxes	37	(25)	—	—	12

Income (Loss) from Continuing Operations	(72)	121	6	(127)	(72)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	(72)	121	6	(127)	(72)
Other comprehensive income (loss)—foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(75)	$121	$3	$(124)	$(75)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Three Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465

Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83

Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1

Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income—foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$4,102	$224	$(1)	$4,325
Cost of sales	—	2,900	166	—	3,066

Gross Profit	—	1,202	58	(1)	1,259
Operating expenses:
Selling, general and administrative	41	805	44	(1)	889
Depreciation and amortization	8	111	1	—	120

Total operating expenses	49	916	45	(1)	1,009
Operating Income (Loss)	(49)	286	13	—	250
Interest expense	292	148	1	(150)	291
Interest (income)	(149)	(1)	—	150	—
Net (earnings) loss of equity affiliates	(196)	—	—	196	—
Loss on extinguishment & modification of debt	87	—	—	—	87
Other (income) expense, net	20	—	—	—	20

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(103)	139	12	(196)	(148)
Provision (benefit) for income taxes	100	(46)	1	—	55

Income (Loss) from Continuing Operations	(203)	185	11	(196)	(203)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	(203)	185	11	(196)	(203)
Other comprehensive income (loss)—foreign currency translation adjustment	(4)	—	(4)	4	(4)

Total Comprehensive Income (Loss)	$(207)	$185	$7	$(192)	$(207)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778

Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166

Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Loss on extinguishment & modification of debt	220	—	—	—	220

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34

Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16

Net Income (Loss)	$(416)	$42	$30	$(72)	$(416)
Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(416)	$42	$30	$(72)	$(416)

CONDENSED CONSOLIDATING BALANCE SHEETS

	As of August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$59	$18	$32	$—	$109
Receivables, net	4	1,138	79	—	1,221
Inventories	—	1,047	61	—	1,108
Deferred tax asset	—	48	1	(46)	3
Intercompany receivable	—	1	—	(1)	—
Other current assets	10	33	4	—	47

Total current assets	73	2,285	177	(47)	2,488

Property and equipment, net	64	332	5	—	401
Goodwill	—	3,133	6	—	3,139
Intangible assets, net	—	402	4	—	406
Deferred tax asset	40	—	6	(40)	6
Investment in subsidiaries	2,955	—	—	(2,955)	—
Intercompany notes receivable	2,774	558	—	(3,332)	—
Other assets	141	5	1	—	147

Total assets	$6,047	$6,715	$199	$(6,374)	$6,587

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$13	$755	$47	$—	$815
Accrued compensation and benefits	30	82	4	—	116
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	46	—	—	(46)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	151	103	12	—	266

Total current liabilities	250	940	64	(47)	1,207

Long-term debt, excluding current installments	5,678	—	—	—	5,678
Deferred tax liabilities	—	151	—	(40)	111
Intercompany notes payable	558	2,774	—	(3,332)	—
Other liabilities	314	24	6	—	344

Total liabilities	6,800	3,889	70	(3,419)	7,340

Stockholder's equity (deficit)	(753)	2,826	129	(2,955)	(753)

Total liabilities and stockholder's equity (deficit)	$6,047	$6,715	$199	$(6,374)	$6,587

CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

	As of February 3, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(550)	$(26)	$(1)	$—	$(577)

Cash flows from investing activities
Capital expenditures	(11)	(52)	(1)	—	(64)
Proceeds from sale of property and equipment	—	5	—	—	5
Settlement of acquisition of a business	—	2	—	—	2
Proceeds from sale of investments	936	—	—	—	936
(Investments in) return of capital of equity affiliates	2	—	—	(2)	—
Proceeds from (payments of) intercompany notes	—	76	—	(76)	—

Net cash flows from investing activities	927	31	(1)	(78)	879

Cash flows from financing activities
Equity contribution (return of capital)	1,038	(2)	—	2	1,038
Borrowings (repayments) of intercompany notes	(76)	—	—	76	—
Borrowings of long-term debt	79	—	—	—	79
Repayments of long-term debt	(1,619)	—	—	—	(1,619)
Borrowings on long-term revolver	520	—	—	—	520
Repayments of long-term revolver	(320)	—	—	—	(320)
Debt issuance and modification fees	(34)	—	—	—	(34)
Other financing activities	3	—	—	—	3

Net cash flows from financing activities	(409)	(2)	—	78	(333)

Effect of exchange rates on cash	—	—	(1)	—	(1)

Net increase (decrease) in cash & cash equivalents	$(32)	$3	$(3)	$—	$(32)
Cash and cash equivalents at beginning of period	91	15	35	—	141

Cash and cash equivalents at end of period	$59	$18	$32	$—	$109

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS (Continued)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
(Investments in) return of capital of equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

NOTE 15—GUARANTOR SUBSIDIARIES

        The Company has issued First Priority Notes, Second Priority Notes, 11.5% Senior Notes, 7.5% Senior Notes, Senior Subordinated Notes, and Old Senior Subordinated Notes (collectively the "Notes") guaranteed by certain of its subsidiaries (the "Guarantor Subsidiaries"). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the Notes ("Non-guarantor Subsidiaries") are direct or indirect wholly-owned subsidiaries of the Company and primarily include the Company's operations in Canada and a non-operating subsidiary in the United States that previously held an investment of the Company's Old Senior Subordinated Notes, which was eliminated in consolidation. During fiscal 2012, the investment in the Old Senior Subordinated Notes was contributed to the Parent in a non-cash transaction. The Parent retired this portion of the Old Senior Subordinated Notes. These transactions had no impact on the consolidated results of operations or financial position.

        In connection with the Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X ("Rule 3-10"). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., (the "Parent Issuer"), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$7,608	$428	$(1)	$8,035
Cost of sales	—	5,398	317	—	5,715

Gross Profit	—	2,210	111	(1)	2,320
Operating expenses:
Selling, general and administrative	64	1,504	94	(1)	1,661
Depreciation and amortization	13	321	2	—	336
Goodwill & other intangible asset impairment	—	152	—	—	152

Total operating expenses	77	1,977	96	(1)	2,149
Operating Income (Loss)	(77)	233	15	—	171
Interest expense	715	301	1	(359)	658
Interest (income)	(302)	(3)	(54)	359	—
Net (earnings) loss of equity affiliates	14	—	—	(14)	—
Loss on extinguishment of debt	709	—	—	—	709

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,213)	(65)	68	14	(1,196)
Provision (benefit) for income taxes	(22)	—	25	—	3

Income (Loss) from Continuing Operations	(1,191)	(65)	43	14	(1,199)
Income (loss) from discontinued operations, net of tax	12	8	—	—	20

Net Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net (earnings) loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Income (loss) from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

Other comprehensive income—foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(544)	$(95)	$64	$31	$(544)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Loss on extinguishment of debt	2	—	—	—	2
Other (income) expense, net	(3)	—	—	—	(3)
Net (earnings) loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Income (loss) from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

Other comprehensive income:
Foreign currency translation adjustment	9	—	9	(9)	9
Unrealized gains on derivatives, net of tax	1	—	—	—	1

Total Comprehensive Income (Loss)	$(609)	$(235)	$66	$169	$(609)

CONDENSED CONSOLIDATING BALANCE SHEETS

	As of February 3, 2013
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

	As of January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder's equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder's equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(813)	$110	$73	$(51)	$(681)

Cash flows from investing activities
Capital expenditures	(26)	(87)	(2)	—	(115)
Proceeds from sale of property and equipment	—	17	—	—	17
Payment for a business acquired	—	(248)	—	—	(248)
Proceeds from sale of a business	480	—	1	—	481
Purchase of other investments	(1,921)	—	—	—	(1,921)
Proceeds from sale of investments	985	—	—	—	985
Purchase of debt investments	—	—	(1)	1	—
Proceeds from (payments of) intercompany notes	—	6	—	(6)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	1	—	—	1

Net cash flows from investing activities	(651)	(311)	(2)	164	(800)

Cash flows from financing activities
Dividend payment	—	—	(51)	51	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(6)	—	—	6	—
Borrowings of long-term debt	6,365	—	—	—	6,365
Repayments of long-term debt	(5,023)	—	—	(1)	(5,024)
Borrowings on long-term revolver	1,291	—	10	—	1,301
Repayments of long-term revolver	(991)	—	(10)	—	(1,001)
Debt issuance and modification fees	(132)	—	—	—	(132)
Other financing activities	2	—	—	—	2

Net cash flows from financing activities	1,506	204	(86)	(113)	1,511

Net increase (decrease) in cash & cash equivalents	$42	$3	$(15)	$—	$30
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$91	$15	$35	$—	$141

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (Continued)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (Continued)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292